FORM N-Q/A

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: September 30, 2008




Item 1. Schedule of Investments.

                            TAX FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                   (unaudited)

                                                                                      Rating
Principal                                                                              Moody's/
 Amount           General Obligation Bonds (27.8%)                                      S&P              Value (a)
-------------- --------------------------------------------------------------------------------------------------- -

               City & County (1.0%)
               ---------------------------------------------------------------------

               Denver, Colorado City & County Art Museum
  $ 2,000,000  5.000%, 08/01/15                                                        Aa1/AAA     $    2,087,540

                                                                                                 -----------------
               Total City & County                                                                     2,087,540
                                                                                                 -----------------

               Metropolitan District (6.4%)
               ---------------------------------------------------------------------

               Arapahoe, Colorado Park & Recreation District
    1,070,000  5.000%, 12/01/17 FGIC Insured                                            A3/NR           1,089,217

               Aspen Grove Business Improvement District, Colorado Refunding
    1,150,000  4.750%, 12/01/21Radian Insured                                          NR/BBB+            992,220

               Foothills, Colorado Park & Recreational District
    1,310,000  5.000%, 12/01/12 FSA Insured                                             Aaa/NR          1,378,683
    1,325,000  5.000%, 12/01/13 FSA Insured                                             Aaa/NR          1,386,758

               Fraser Valley Metropolitan Recreational District, Colorado
    1,375,000  5.000%, 12/01/25                                                          NR/A           1,262,360

               Highlands Ranch, Colorado Metropolitan District #1, Refunding
    1,730,000  5.750%, 09/01/09 AMBAC Insured                                          Aa3/AA+          1,781,398

               Hyland Hills Metro Park & Recreation District,
               Colorado Special Revenue
               Refunding & Improvement
    1,275,000  4.375%, 12/15/26 ACA Insured                                             NR/NR*            928,200

               Lincoln Park, Colorado Metropolitan District, Refunding
                & Improvement
    1,535,000  5.625%, 12/01/20                                                        NR/BBB-          1,506,418

               North Metro Fire Rescue District, Colorado
    1,200,000  4.625%, 12/01/20 AMBAC Insured                                           Aa3/AA          1,198,272

               South Suburban, Colorado Park & Recreational District
    1,365,000  5.125%, 12/15/09 FGIC Insured                                            Aa3/NR          1,370,829

                                                                                                 -----------------
               Total Metropolitan District                                                              12,894,355
                                                                                                 -----------------

               School Districts (20.43%)
               ---------------------------------------------------------------------

               Adams County, Colorado School District #12 (Adams 12 Five Star School
    1,170,000  5.000%, 12/15/12 MBIA Insured                                           Aa3/AAA          1,228,430
      830,000  5.000%, 12/15/12 MBIA Insured Pre-Refunded                              Aa3/AAA            880,779

               Arapahoe County, Colorado Cherry Creek School District #5
    1,000,000  5.500%, 12/15/08                                                         Aa2/AA          1,004,670
    2,760,000  5.500%, 12/15/11 Pre-Refunded                                            Aa2/AA          2,863,831
    2,750,000  5.500%, 12/15/12 Pre-Refunded                                            Aa2/AA          2,853,455

               Clear Creek, Colorado School District
    1,000,000  5.000%, 12/01/16 FSA Insured                                            Aaa/AAA          1,037,540

               Douglas & Elbert Counties, Colorado School District
               # Re-1, Series 1992
    2,000,000  5.250%, 12/15/11 FGIC Insured Pre-Refunded                              Aa2/AA-          2,070,580

               El Paso County, Colorado School District #11 Colorado Springs
    1,330,000  6.250%, 12/01/08                                                        Aa3/AA-          1,335,958

               El Paso County, Colorado School District #20
    1,000,000  6.150%, 12/15/08 MBIA Insured                                            Aa3/AA          1,005,680
    1,500,000  5.000%, 12/15/14 FGIC Insured                                            Aa3/NR          1,575,720

               El Paso County, Colorado School District #38
    1,110,000  5.700%, 12/01/12 Pre-Refunded                                            Aa3/NR          1,182,061

               El Paso County, Colorado School District #49
    1,500,000  5.500%, 12/01/13 FSA Insured Pre-Refunded                               Aaa/AAA          1,628,595
    1,000,000  5.250%, 12/01/14 FGIC Insured Pre-Refunded                              Aa3/AA-          1,069,520

               Garfield County, Colorado School District
    1,250,000  5.000%, 12/01/17 FSA Insured                                             Aaa/NR          1,286,788

               Jefferson County, Colorado School District # R-1
    3,000,000  5.500%, 12/15/09 FGIC Insured Pre-Refunded                              Aa3/AA-          3,045,660
    1,000,000  5.500%, 12/15/13 FGIC Insured Pre-Refunded                              Aa3/AA-          1,015,220

               La Plata County, Colorado School District #9
    1,500,000  5.000%, 11/01/18 MBIA Insured Pre-Refunded                               Aa3/NR          1,602,420

               Larimer County, Colorado School District #R1 Poudre Series A
               Refunding
    2,100,000  5.250%, 12/15/11                                                         Aa3/NR          2,110,059

               Pueblo County, Colorado School District #70
    1,000,000  5.000%, 12/01/15 FGIC Insured                                            A2/AA-          1,027,870
    3,440,000  5.000%, 12/01/16 FGIC Insured                                            A2/AA-          3,519,464

               Teller County, Colorado School District #2 Woodland Park
    1,265,000  5.000%, 12/01/17 MBIA Insured                                            Aa3/AA          1,324,961

               Weld and Adams Counties, Colorado School District #3J
    1,000,000  5.500%, 12/15/10 AMBAC Insured Pre-Refunded                              Aa3/AA          1,038,230

               Weld County, Colorado School District #2
    1,315,000  5.000%, 12/01/15 FSA Insured                                            Aaa/AAA          1,375,135

               Weld County, Colorado School District #6
    1,195,000  5.000%, 12/01/15 FSA Insured Pre-Refunded                               Aaa/AAA          1,270,978

               Weld County, Colorado School District #8
    1,115,000  5.000%, 12/01/15 FSA Insured Pre-Refunded                               Aaa/AAA          1,194,812
    1,385,000  5.250%, 12/01/17 FSA Insured Pre-Refunded                               Aaa/AAA          1,497,545

                                                                                                 -----------------
               Total School Districts                                                                   41,045,961
                                                                                                 -----------------

               Total General Obligation Bonds                                                           56,027,856
                                                                                                 -----------------

               Revenue Bonds (70.1%)
               ---------------------------------------------------------------------

               Electric (1.4%)
               ---------------------------------------------------------------------

               Colorado Springs, Colorado Utilities Revenue
    1,660,000  5.000%, 11/15/17                                                         Aa2/AA          1,716,623

               Colorado Springs, Colorado Utilities Revenue Subordinated Lien
               Improvement Series B
    1,160,000  5.000%, 11/15/23                                                         Aa2/AA          1,137,044

                                                                                                 -----------------
               Total Electric                                                                           2,853,667
                                                                                                 -----------------

               Higher Education (15.7%)
               ---------------------------------------------------------------------

               Boulder, Colorado Development Revenue UCAR
    1,760,000  5.000%, 09/01/16 MBIA Insured                                            A2/AA           1,819,858
    1,880,000  5.000%, 09/01/27 MBIA Insured                                            A2/AA           1,810,891

               Colorado Educational & Cultural Facility Authority,
               Johnson & Wales
      860,000  5.000%, 04/01/18 Syncora Gruarantee Inc. Insured**                      NR/BBB-            820,973

               Colorado Educational & Cultural Facility Authority, Regis
               University Project
    1,695,000  5.000%, 06/01/24 Radian Insured                                         A3/BBB+          1,456,276

               Colorado Educational & Cultural Facility Authority, Student
               Housing - Campus Village Apartments Refunding
    2,835,000  5.375%, 06/01/28                                                          NR/A           2,601,198

               Colorado Educational & Cultural Facility Authority, University of
               Colorado Foundation Project
    2,110,000  5.000%, 07/01/17 AMBAC Insured                                           Aa3/AA          2,246,749
    1,865,000  5.375%, 07/01/18 AMBAC Insured                                           Aa3/AA          2,010,395

               Colorado Educational & Cultural Facility Authority, University of
               Denver Project, Series B Refunding
    1,620,000  5.250%, 03/01/23 FGIC Insured                                             A1/A           1,584,700

               Colorado Mountain Jr. College District Student Housing Facilities
               Enterprise Revenue
    1,000,000  4.500%, 06/01/18 MBIA Insured                                            A2/AA           1,001,200

               Colorado State Board of Governors University Enterprise System,
               Series A, Refunding and Improvement
      425,000  5.000%, 03/01/17 Prerefunded, ETM                                        Aa3/NR            454,423

               Colorado State Board of Governors University Enterprise System,
               Series A, Refunding and Improvement
    1,105,000  5.000%, 03/01/17 AMBAC Insured                                           Aa3/NR          1,142,018

               Colorado State COP UCDHSC Fitzsimons Academic Projects Series B
    3,135,000  5.250%, 11/01/25 MBIA Insured                                            A2/AA           3,082,834

               University of Colorado Enterprise System
    1,000,000  5.000%, 06/01/11                                                        Aa3/AA-          1,050,750
    2,325,000  5.000%, 06/01/15 AMBAC Insured Pre-Refunded                              Aa3/AA          2,470,894
    1,735,000  5.000%, 06/01/16 Pre-Refunded                                           Aa3/AA-          1,853,657
    1,000,000  5.250%, 06/01/17 FGIC Insured Pre-Refunded                              Aa3/AA-          1,079,080

               University of Colorado Enterprise System Revenue, Refunding &
               Improvement
    3,905,000  5.000%, 06/01/24 FGIC Insured                                           Aa3/AA-          3,797,300

               University of Northern Colorado Auxiliary Facilities
    1,390,000  5.000%, 06/01/15 AMBAC Insured                                           Aa3/AA          1,422,915

                                                                                                 -----------------
               Total Higher Education                                                                   31,706,111
                                                                                                 -----------------

               Hospital (8.7%)
               ---------------------------------------------------------------------

               Colorado Health Facility Authority Hospital Revenue, Valley View
               Hospital Association, Refunding
    1,000,000  5.500%, 05/15/28                                                         NR/BBB            846,850

               Colorado Health Facility Authority Hospital Revenue, Catholic
               Health
    1,000,000  4.750%, 09/01/25 FSA Insured                                            Aaa/AAA            898,900

               Colorado Health Facility Authority Hospital Revenue, Catholic
               Health Initiatives Series A
    1,500,000  5.000%, 09/01/21                                                         Aa2/AA          1,432,845

               Colorado Health Facility Authority Hospital Revenue, Evangelical
               Lutheran Project Refunding
    1,575,000  5.250%, 06/01/19                                                         A3/A-           1,518,962

               Colorado Health Facility Authority Hospital Revenue, Poudre Valley
               Health Care Series F Refunding
    2,800,000  5.000%, 03/01/25                                                       Baa1/BBB+         2,462,124

               Colorado Health Facility Authority Hospital Revenue, Sisters of
               Charity - Health Care
    1,000,000  6.250%, 05/15/09 AMBAC Insured ETM                                       Aa3/AA          1,022,340

               Colorado Health Facility Authority Hospital Revenue, Sisters of
               Charity - Leavenworth
    1,000,000  5.500%, 12/01/08 MBIA Insured                                            Aa2/AA          1,005,150
    1,500,000  5.250%, 12/01/10 MBIA Insured                                            Aa2/AA          1,516,965

               Colorado Health Facility Authority Hospital Revenue, Evangelical
               Lutheran Project Refunding
    1,000,000  5.250%, 06/01/21                                                         A3/A-             935,970
    2,000,000  5.250%, 06/01/24                                                         A3/A-           1,796,580


               Denver, Colorado Health & Hospital Authority Healthcare, Revenue
               Series A Refunding
    2,000,000  5.000%, 12/01/18                                                         NR/BBB          1,792,980

               Denver, Colorado Health & Hospital Authority Healthcare, Revenue
               Series A Refunding
    1,500,000  5.000%, 12/01/19                                                         NR/BBB          1,323,225


               Park Hospital District Larimer County, Colorado
               Limited Tax Revenue
    1,010,000  4.500%, 01/01/21 Assured Guaranty Insured                               Aaa/AAA            956,510

                                                                                                 ----------------
               Total Hospital                                                                           17,509,401
                                                                                                 ----------------

               Housing (1.3%)
               ---------------------------------------------------------------------

               Colorado Housing & Finance Authority
      350,000  6.050%, 10/01/16 Series 1999A3                                           Aa2/NR            351,670
       10,000  6.125%, 11/01/23 Series 1998D3                                           Aa2/NR             10,003

               Colorado Housing & Finance Authority, Single Family Program
               Refunding
      145,000  5.000%, 08/01/13 Series 2001 Series B                                    A1/A+             141,205

               Colorado Housing Finance Authority, Single Family Mortgage
        5,000  5.625%, 06/01/10 Series 1995D                                            Aaa/NR              5,022
        5,000  5.750%, 11/01/10 Series 1996A                                            Aaa/NR              5,008

               Colorado Housing Finance Authority, Single Family Mortgage
       35,000  5.700%, 10/01/22 Series 2000C3                                           Aa2/AA             35,018

               Colorado Housing Finance Authority, Single Family Mortgage Class
               III Series A-5
    2,000,000  5.000%, 11/01/34                                                         A1/A+           1,960,820

               Colorado Housing Finance Authority, Single Family Mortgage
               Subordinated
       75,000  5.400%, 10/01/12 Series 2000D                                            A1/A+              74,583

               Denver, Colorado Single Family Mortgage Revenue
       85,000  5.000%, 11/01/15 GNMA Insured                                            NR/AAA             84,706

                                                                                                 -----------------
               Total Housing                                                                             2,668,035
                                                                                                 -----------------

               Lease (12.5%)
               ---------------------------------------------------------------------

               Adams 12 Five Star Schools COP
    1,770,000  4.625%, 12/01/24                                                         A1/A+           1,551,547

               Aurora, Colorado COP
    2,105,000  5.250%, 12/01/13 AMBAC Insured Pre-Refunded                              Aa3/AA          2,224,143

               Broomfield, Colorado COP
    2,500,000  5.100%, 12/01/12 AMBAC Insured                                           Aa3/NR          2,558,850

               Colorado Educational & Cultural Facilities Authority Revenue, Ave
               Maria School Project Refunding
    1,000,000  4.850%, 12/01/25 Radian Insured                                         A3/BBB+            827,960

               Colorado Educational & Cultural Facilities Authority Revenue, Peak
               to Peak Charter School, Refunding
    1,500,000  5.250%, 08/15/24 Syncora Gurarantee Inc. Insured**                        NR/A           1,438,845

               Denver, Colorado City and County COP (Roslyn Fire)
    1,835,000  5.000%, 12/01/15                                                         Aa2/AA          1,900,473

               El Paso County, Colorado COP
    1,100,000  5.250%, 12/01/09 MBIA Insured                                            A1/AA           1,131,174

               El Paso County, Colorado COP (Judicial Building)
    1,760,000  5.000%, 12/01/16 AMBAC Insured Pre-Refunded                              Aa3/AA          1,868,328

               El Paso County, Colorado COP (Pikes Peak Regional Development
               Authority)
    1,925,000  5.000%, 12/01/18 AMBAC Insured                                           Aa3/AA          1,987,563

               Fort Collins, Colorado Lease COP Series A
    3,020,000  4.750%, 06/01/18 AMBAC Insured                                           Aa2/NR          3,058,686

               Fremont County, Colorado COP Refunding & Improvement Series A
    2,075,000  5.000%, 12/15/18 MBIA Insured                                            A2/AA           2,113,823

               Lakewood, Colorado COP
    1,440,000  5.200%, 12/01/13 AMBAC Insured Pre-Refunded                              Aa3/AA          1,520,006

               Northern Colorado Water Conservancy District COP
    1,000,000  5.000%, 10/01/15 MBIA Insured                                            A2/AA           1,040,320

               Rangeview Library District Project Colorado COP
    1,000,000  5.000%, 12/15/28 AGC Insured                                            Aaa/AAA            942,770

               Westminster, Colorado COP
    1,055,000  5.350%, 09/01/11 MBIA Insured Pre-Refunded                               A2/AA           1,094,647

                                                                                                 ----------------
               Total Lease                                                                             25,259,135
                                                                                                 ----------------

               Sales Tax (12.6%)
               ---------------------------------------------------------------------

               Boulder, Colorado
    1,045,000  5.250%, 08/15/10 AMBAC Insured                                           Aa2/AA          1,070,456

               Boulder, Colorado Open Space Acquisition
    1,250,000  5.500%, 08/15/12                                                        Aa1/AA+          1,317,000

               Boulder, Colorado Open Space Capital Improvement
    3,065,000  5.000%, 07/15/16 MBIA Insured                                            Aa2/AA          3,175,800
    1,630,000  5.000%, 07/15/17 MBIA Insured                                            Aa2/AA          1,676,797

               Boulder, Colorado Sales & Use Tax Open Space Series A
    1,000,000  5.450%, 12/15/12 FGIC Insured Pre-Refunded                               NR/AA-          1,046,770

               Colorado Springs, Colorado Sales & Use Tax Revenue Service Sales
    1,320,000  5.000%, 12/01/12                                                         A1/AA+          1,350,307

               Denver, Colorado City & County Excise Tax Revenue
    2,000,000  5.375%, 09/01/10 FSA Insured                                            Aaa/AAA          2,051,240
    2,260,000  5.000%, 09/01/12 FSA Insured Pre-Refunded                               Aaa/AAA          2,376,164

               Douglas County, Colorado Sales & Use Tax Open Space Revenue
    1,780,000  5.500%, 10/15/12 FSA Insured                                            Aaa/AAA          1,861,738

               Golden, Colorado Sales & Use Tax
    1,265,000  5.000%, 12/01/12 AMBAC Insured                                           Aa3/AA          1,319,711

               Jefferson County, Colorado Open Space Sales Tax
    1,600,000  5.000%, 11/01/13 AMBAC Insured                                           Aa3/AA          1,667,984
    1,080,000  5.000%, 11/01/14 AMBAC Insured                                           Aa3/AA          1,119,182

               Larimer County, Colorado Sales Tax Revenue Bond
    1,000,000  5.500%, 12/15/12 AMBAC Insured                                           Aa3/AA          1,062,900

               Longmont, Colorado Sales & Use Tax
    1,875,000  5.500%, 11/15/14 Pre-Refunded                                            NR/AA+          1,988,606

               Park Meadows Business Implementation District, Colorado
               Shared Sales Tax
               Revenue Bond
    1,500,000  5.300%, 12/01/27                                                         NR/NR*          1,320,660

               Thornton, Colorado Sales Tax
    1,000,000  5.000%, 09/01/14 FSA Insured                                            Aaa/AAA          1,037,210

                                                                                                 ----------------
               Total Sales Tax                                                                         25,442,525
                                                                                                 ----------------

               Transportation (7.5%)
               ---------------------------------------------------------------------

               Colorado Department of Transportation-Tax Revenue
               Anticipation Note
    1,000,000  6.000%, 06/15/13 AMBAC Insured Pre-Refunded                              Aaa/AA          1,063,170

               E-470 Public Highway Authority Colorado Revenue Series D2
    4,000,000  5.000%, 09/01/39 MBIA Insured                                            A2/AA           3,979,200

               Northwest Parkway, Colorado Public Highway Authority Series A
    2,515,000  5.150%, 06/15/14 AMBAC Insured                                           Aa3/AA          2,698,494

               Regional Transportation District, Colorado COP
    1,190,000  5.000%, 06/01/15 AMBAC Insured                                           Aa3/AA          1,223,963

               Regional Transportation District, Colorado COP, Series A
    3,500,000  5.000%, 06/01/25 AMBAC Insured                                           Aa3/AA          3,279,045

               Regional Transportation District, Colorado Sales Tax Revenue
    2,000,000  5.000%, 11/01/13 FGIC Insured                                           Aa3/AAA          2,076,940


               Walker Field, Colorado Public Airport Authority Airport Revenue
    1,000,000  5.000%, 12/01/22                                                        Baa3/NR            850,040

                                                                                                 ----------------
               Total Transportation                                                                    15,170,852
                                                                                                 ----------------

               Water & Sewer (9.2%)
               ---------------------------------------------------------------------

               Boulder, Colorado Water & Sewer Revenue
    1,000,000  5.400%, 12/01/14 Pre-Refunded                                           Aa2/AA+          1,059,740

               Broomfield, Colorado Sewer and Waste Water Revenue
    1,985,000  5.000%, 12/01/15 AMBAC Insured                                           Aa3/NR          2,048,758

               Broomfield, Colorado Water Activity Enterprise
    1,500,000  5.300%, 12/01/12 MBIA Insured                                            A2/NR           1,576,305
    1,730,000  5.250%, 12/01/13 MBIA Insured                                            A2/NR           1,799,996

               Colorado Clean Water Revenue
      170,000  5.375%, 09/01/10 Un-Refunded portion                                    Aaa/AAA            170,274

               Colorado Water Resource & Power Development Authority
    2,675,000  5.000%, 09/01/16 MBIA Insured                                            A2/AA           2,805,861
    1,855,000  5.000%, 09/01/17 MBIA Insured                                            A2/AA           1,925,008

               Colorado Water Resource & Power Development Authority Clean
               Water Revenue Series A

    1,375,000  5.000%, 09/01/12 Pre-Refunded                                           Aaa/AAA          1,455,809
      260,000  5.000%, 09/01/12 Un-Refunded portion                                    Aaa/AAA            273,718

               Colorado Water Resource & Power Development Authority
               Clean Water Revenue
               Series B
      180,000  5.500%, 09/01/09 Un-Refunded portion                                    Aaa/AAA            180,292

               Colorado Water Resource & Power Development Authority Small Water
               Resource Series A
      600,000  5.550%, 11/01/13 FGIC Insured Un-Refunded portion                        NR/NR*            622,716
      400,000  5.550%, 11/01/13 FGIC Insured Pre-Refunded                               NR/NR*            422,960

               Denver, Colorado City and County Wastewater Revenue
    1,560,000  5.000%, 11/01/15 FGIC Insured                                            Aa3/AA          1,624,069

               Pueblo, Colorado Board Water Works
    1,000,000  5.500%, 11/01/10 FSA Insured                                            Aaa/AAA          1,056,600

               Ute, Colorado  Water Conservancy District
    1,570,000  5.500%, 06/15/12 MBIA Insured                                            A2/AA           1,629,739

                                                                                                 ----------------
               Total Water & Sewer                                                                     18,651,845
                                                                                                 ----------------

               Miscellaneous Revenue (1.1%)
               ---------------------------------------------------------------------

               Denver, Colorado City & County Helen Bonfils Project
    1,205,000  5.875%, 12/01/09                                                         NR/A+           1,206,964

               Westminster, Colorado Golf Course Activity
    1,000,000  5.400%, 12/01/13 Radian Group, Inc. Insured                               NR/A           1,011,810

                                                                                                 ----------------
               Total Miscellaneous Revenue                                                              2,218,774
                                                                                                 ----------------

               Total Revenue Bonds                                                                    141,480,345
                                                                                                 ----------------

               Total Investments (cost $198,157,677-note b)                             97.9%        197,508,201
               Other assets less liabilities                                             2.1           4,257,613
                                                                                    -----------------------------
                                                                                        100.0%      $201,765,814
                                                                                    =============================



                                                              Percent of
               Portfolio Distribution By Quality Rating       Portfolio +
               ----------------------------------------      ---------

               Aaa of Moody's or AAA of S&P                     16.6 %

               Aa of Moody's or AA of S&P                       64.3

                A of Moody's or S&P                             12.1

               Baa of Moody's or BBB of S&P                      5.4

               Not rated*                                        1.7
                                                               ------
                                                               100.1 %
                                                               ======

               + Calculated using the highest rating of the three rating services.
               * Any security not rated (NR) by either credit rating service must be determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

               ** Formerly XLCA Insured

                            PORTFOLIO ABBREVIATIONS:

               ACA -American Capital Assurance Financial Guaranty Corp. AGC - Assured Guaranty Corp.
               AMBAC - American Municipal Bond Assurance Corp.
               COP -Certificates of Participation
               ETM -Escrowed to Maturity
               FGIC - Financial Guaranty Insurance Co.
               FSA - Financial Security Assurance
               GNMA -Government National Mortgage Association
               MBIA - Municipal Bond Investors Assurance
               NR - Not Rated
               UCAR- University Corporation for Atmospheric Research


                            See accompanying notes to
                             financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE FUND OF COLORADO
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $198,126,560 amounted to $618,359, which consisted of aggregate gross unrealized appreciation of $4,203,556 and aggregate gross unrealized depreciation of $4,821,915.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of September 30, 2008:

                                                               Investments in
 Valuation Inputs                                                Securities

                                                                $
 Level 1 - Quoted Prices                                                   -
                                                                $
 Level 2 - Other Significant Observable Inputs                   197,508,201

                                                                $
 Level 3 - Significant Unobservable Inputs                                 -
                                                          ------------------
 Total                                                     $     197,508,201
                                                          ==================


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      --------------------------------
	Diana P. Herrmann
 	President and Trustee
      November 24, 2008



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 24, 2008